Related-Party Balances and Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Sales of products		¥ 1,204
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Amount due to related parties		¥ 71
Qingdao Jiutian Lanyue New Energy Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		An affiliate company controlled by Mr. Guotao Liu, the Company’s co-chief executive officer
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		A 40%-owned affiliate of Group
AIFU Inc. and its subsidiary [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		Former subsidiary, deconsolidated in December 2025
Amount due to related parties	[1]	¥ 13,597
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties	[2]	70
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties		70			$ 10
Amount due to related parties		¥ 13,668			$ 2,014
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		Equity-method investee

[1]	Amount represents unsecured, interest-free loans from related parties, which are repayable on demand. The loans were provided to supplement the Group’s working capital. The loans are expected to be settled within one year.
[2]	Amount represents unsecured, interest-free loans to related parties, which are repayable on demand. The amount due from Yanbense Food Technology (Shenzhen) Co., Ltd. is expected to be settled within one year.